PROPERTY, PLANT AND EQUIPMENT (Notes)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

The following table sets forth property, plant and equipment by property type, for the periods indicated:

	Estimated Useful Lives (Years)	December 31, 2016	December 31, 2015
		(Thousands of dollars)
Nonregulated
Gathering pipelines and related equipment	5 to 40	$3,352,963	$2,961,388
Processing and fractionation and related equipment	3 to 40	3,831,966	3,627,062
Storage and related equipment	5 to 54	558,695	510,820
Transmission pipelines and related equipment	5 to 54	689,804	598,375
General plant and other	2 to 60	487,559	448,044
Construction work in process	—	371,628	691,907
Regulated
Storage and related equipment	5 to 25	13,524	22,085
Natural gas transmission pipelines and related equipment	5 to 77	1,345,740	1,325,235
Natural gas liquids transmission pipelines and related equipment	5 to 88	4,309,341	4,208,121
General plant and other	2 to 50	54,643	53,962
Construction work in process	—	62,634	83,461
Property, plant and equipment		15,078,497	14,530,460
Accumulated depreciation and amortization - nonregulated		(1,641,490)	(1,396,647)
Accumulated depreciation and amortization - regulated		(865,604)	(759,824)
Net property, plant and equipment		$12,571,403	$12,373,989

The average depreciation rates for ONEOK Partners’ regulated property are set forth, by segment, in the following table for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
Natural Gas Liquids	1.9%	1.9%	2.0%
Natural Gas Pipelines	2.1%	2.1%	2.1%

We and ONEOK Partners incurred costs for construction work in process that had not been paid at December 31, 2016, 2015 and 2014, of $83.0 million, $115.7 million and $187.2 million, respectively. Such amounts are not included in capital expenditures (less AFUDC and capitalized interest) on the Consolidated Statements of Cash Flows.

Impairment Charges - Due to the continued and greater than expected decline in volumes gathered in the dry natural gas area of the Powder River Basin, we evaluated our long-lived assets and equity investments in this area in 2015 and made the decision to cease operations of our wholly owned coal-bed methane natural gas gathering system in 2016. This resulted in a $63.5 million noncash impairment charge to long-lived assets in 2015 in the Natural Gas Gathering and Processing segment.

In addition, ONEOK Partners recorded noncash impairment charges of approximately $20.2 million for previously idled assets in the Natural Gas Gathering and Processing and Natural Gas Liquids segments in 2015, as the expectation for future use of these assets changed.